Consolidated Statements of Comprehensive (Loss) Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Unrealized holding losses on securities designated as available for sale	$ 0	$ (1)